T. Rowe Price Institutional Small-Cap Stock Fund
T. Rowe Price Institutional Small-Cap Stock Fund SUMMARY
Investment Objective
The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Small-Cap Stock Fund
Management fees	0.65%
Other expenses	0.05%
Total annual fund operating expenses	0.70%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Institutional Small-Cap Stock Fund	72	224	390	871

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks of small companies. The fund defines a small company as one whose market capitalization falls (i) within or below the current range of companies in either the Russell 2000 Index or the S&P SmallCap 600 Index or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years. The Russell 2000 and S&P SmallCap 600 Indices are widely used benchmarks for tracking small-cap stock performance. As of December 31, 2012, the market capitalization ranges for the Russell 2000 Index and the S&P SmallCap 600 Index were approximately $27.9 million to $4.7 billion, and $39.0 million to $4.0 billion, respectively. The market capitalizations of the companies in the fund's portfolio and the S&P and Russell indexes change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. The fund may, on occasion, purchase companies with a market capitalization above the ranges. When choosing stocks, we generally look for one or more of the following characteristics:
  capable management;
  attractive business niches;
  pricing flexibility;
  sound financial and accounting practices;
  a potential or demonstrated ability to grow revenues, earnings, and cash flow consistently; and
  the potential for a catalyst (such as increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock's price to rise.
Holdings will be widely diversified by industry and issuer, and stock selection may reflect either a growth or value investment approach. For example, we may look for a company whose price/earnings ratio is attractive relative to the underlying earnings growth rate. A value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund's management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund's objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because the fund holds stocks with both growth and value characteristics, it could underperform other stock funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Foreign investing risk This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Institutional Small-Cap Stock Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	21.71%
Worst Quarter	12/31/08	-23.90%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Institutional Small-Cap Stock Fund	18.68%	8.05%	11.07%
T. Rowe Price Institutional Small-Cap Stock Fund Returns after taxes on distributions	17.45%	7.56%	10.08%
T. Rowe Price Institutional Small-Cap Stock Fund Returns after taxes on distributions and sale of fund shares	13.27%	6.88%	9.61%
T. Rowe Price Institutional Small-Cap Stock Fund Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.35%	3.56%	9.72%
T. Rowe Price Institutional Small-Cap Stock Fund S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	16.33%	5.14%	10.45%
T. Rowe Price Institutional Small-Cap Stock Fund Lipper Small-Cap Core Funds Index	15.94%	3.96%	9.70%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.